13F-HR
		Form 13F Holdings Report


                        UNITED STATES
               SECURITIES AND EXCHANGE COMMISION
                   Washington, D.C.  20549

                        FORM 13F

                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: June 30,2003

Check here if Amendment  [  ]; Amendment Number
This Amendment (Check only one.):[   ] is a restatement
				[   ]  adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:		The Keller Group Investment Management, Inc.
Address: 	18300 Von Karman Avenue
		Suite  600
		Irvine, CA  92612-1051

13F File Number: 	28-05785

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedule, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Gregory S. Bruce
Title:	Controller
Phone:	949-476-0300
Signature, Place, and Date of Signing:


Gregory S. Bruce		Irvine, California	      August 14,2003

Report Type  (Check only one.):

[ X]	13F HOLDINGS REPORT.

[   ]	13F NOTICE.

[   ]	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0
Form 13F Information Table Entry Total: 	53
Form 13F Information Table Value Total: 	$188539

List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     5029   114922 SH       SOLE                   114922
American International Group   COM              026874107     4627    83849 SH       SOLE                    83849
Amgen Inc.                     COM              031162100      506     7671 SH       SOLE                     7671
Anadarko Petroleum Corp        COM              032511107     4664   104882 SH       SOLE                   104882
AOL Time Warner                COM              00184a105      227    14124 SH       SOLE                    14124
Automatic Data Processing      COM              053015103     4829   142604 SH       SOLE                   142604
Bank of New York Inc.          COM              064057102     5328   185328 SH       SOLE                   185328
Baxter International Conv 7%   PFD              071813406      669    13650 SH       SOLE                    13650
Baxter International Inc.      COM              071813109     4512   173525 SH       SOLE                   173525
Chevron Corp.                  COM              166751107      227     3150 SH       SOLE                     3150
Cisco Systems Inc.             COM              17275r102     6723   400428 SH       SOLE                   400428
Citigroup Inc                  COM              172967101     7621   178056 SH       SOLE                   178056
Comcast Corp Special Cl A      CL A SPL         20030n200     5715   197123 SH       SOLE                   197123
Costco Companies Inc           COM              22160k105     6498   177539 SH       SOLE                   177539
Eli Lilly & Company            COM              532457108     5671    82223 SH       SOLE                    82223
EMC Corp/Mass                  COM              268648102      108    10257 SH       SOLE                    10257
Enterasys Networks Inc         COM              293637104       46    15121 SH       SOLE                    15121
Exxon Corp                     COM              30231g102      291     8098 SH       SOLE                     8098
Fannie Mae                     COM              313586109     5300    78593 SH       SOLE                    78593
Freddie Mac                    COM              313586109     5503   108382 SH       SOLE                   108382
General Dynamics Corp          COM              369550108     5225    72064 SH       SOLE                    72064
General Electric Company       COM              369604103     5694   198552 SH       SOLE                   198552
Goldman Sachs Group Inc        COM              38141g104     6011    71779 SH       SOLE                    71779
Home Depot Inc                 COM              437076102     7311   220758 SH       SOLE                   220758
Household International        COM              441815107      397    14039 SH       SOLE                    14039
HSBC Holdings ADR              SPON ADR NEW     404280406     4126    69806 SH       SOLE                    69806
Impac Mortgage Holdings Inc    COM              45254P102      234    14010 SH       SOLE                    14010
Int'l Business Machines Corp   COM              459200101      473     5729 SH       SOLE                     5729
Intel Corp.                    COM              458140100      333    15988 SH       SOLE                    15988
JP Morgan Chase & Co           COM              46625h100      471    13793 SH       SOLE                    13793
Johnson & Johnson              COM              478160104      336     6500 SH       SOLE                     6500
Kellogg Company                COM              487836108      366    10644 SH       SOLE                    10644
Kroger Co                      COM              501044101     5228   313419 SH       SOLE                   313419
Liberty Media - A              CL A             530718105     6831   590917 SH       SOLE                   590917
Microsoft Corp.                COM              594918104     6761   263681 SH       SOLE                   263681
Monsanto Corp                  COM              61166w101      563    26019 SH       SOLE                    26019
Nextwave Telecom Inc Cl B      CL B             65332m103     1180   462667 SH       SOLE                   462667
Oracle Corp                    COM              68389x105      612    50989 SH       SOLE                    50989
Pepsico Inc                    COM              713448108     6265   140790 SH       SOLE                   140790
Pfizer Inc.                    COM              717081103     6694   196027 SH       SOLE                   196027
Qualcomm Inc                   COM              747525103    14189   394800 SH       SOLE                   394800
S&P Dep Receipts Trust Series  UNIT SER 1       78462f103      602     6165 SH       SOLE                     6165
S B C Communications           COM              78387g103      292    11425 SH       SOLE                    11425
Samaritan Pharmaceuticals      COM              79586q108       10    53500 SH       SOLE                    53500
Sara Le Corp                   COM              803111103     4831   256845 SH       SOLE                   256845
Schering-Plough                COM              806605101     5012   269461 SH       SOLE                   269461
Sprint PCS Group               PCS COM SER 1    852061506      114    19759 SH       SOLE                    19759
Sun Microsystems Inc.          COM              866810104      210    45374 SH       SOLE                    45374
Target Corporation             COM              239753106     6439   170164 SH       SOLE                   170164
Verizon Communications Inc     COM              92343v104      213     5409 SH       SOLE                     5409
Walt Disney Co                 COM DISNEY       254687106     5492   278089 SH       SOLE                   278089
Washington Mutual Inc          COM              939322103     6790   164413 SH       SOLE                   164413
Waste Management Inc           COM              94106l109     5140   213369 SH       SOLE                   213369